UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

This Form N-CSR/A amends Form N-CSR of the registrant for the semiannual reporting period ended March 31, 2018 filed with the Securities and Exchange Commission on May 29, 2018. The purpose of the amendment is to correct the class identifier for Class I for Calvert Global Water Fund. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Report to Stockholders.

Calvert Global Water Fund
Calvert Global Energy Solutions Fund
Calvert Small-Cap Fund
Calvert Green Bond Fund

Calvert Global Energy Solutions Fund Calvert Global Water Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Performance and Fund Profile
2	Calvert Global Energy Solutions Fund
3	Calvert Global Water Fund
4	Endnotes and Additional Disclosures
5	Fund Expenses
7	Financial Statements
43	Board of Directors’ Contract Approval
49	Officers and Directors
50	Important Notices

CALVERT GLOBAL ENERGY SOLUTIONS FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	2.17%	17.25%	4.16%	-7.31%
Class A with 4.75% Maximum Sales Charge	—	—	-2.68	11.75	3.17	-7.76
Class C at NAV	07/31/2007	05/31/2007	1.89	16.35	3.25	-8.16
Class C with 1% Maximum Sales Charge	—	—	0.89	15.35	3.25	-8.16
Class I at NAV	05/31/2007	05/31/2007	2.36	17.58	4.60	-6.88

MSCI All Country World Index	—	—	4.71%	14.85%	9.20%	5.57%
Calvert Global Energy Research Spliced Benchmark	—	—	2.48	18.24	11.97	-5.88
Calvert Global Energy Research Index	—	—	2.48	18.24	—	—
Ardour Global Alternative Energy Index	—	—	0.73	12.23	10.73	-6.40

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.89%	2.73%	1.61%
Net				1.28	2.03	0.93

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	30.4%	Calvert Impact Capital, Inc., Community Investment Notes	2.0%
Information Technology	25.5%	Tianneng Power International Ltd.	0.9%
Utilities	19.0%	Schneider Electric SE	0.9%
Materials	12.0%	Sino-American Silicon Products, Inc.	0.9%
Consumer Discretionary	6.6%	Samsung SDI Co. Ltd.	0.9%
High Social Impact Investments	2.1%	Daikin Industries Ltd.	0.9%
Energy	2.1%	ABB Ltd.	0.8%
Consumer Staples	1.6%	Emerson Electric Co.	0.8%
Financials	0.6%	Eaton Corp. plc	0.8%
Time Deposit	0.1%	Ingersoll-Rand plc	0.8%
Total	100.0%	Total	9.7%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2008	09/30/2008	0.79%	8.70%	5.44%	7.00%
Class A with 4.75% Maximum Sales Charge	—	—	-3.99	3.54	4.43	6.45
Class C at NAV	09/30/2008	09/30/2008	0.39	7.95	4.67	6.09
Class C with 1% Maximum Sales Charge	—	—	-0.61	6.95	4.67	6.09
Class I at NAV	01/31/2014	09/30/2008	0.97	9.13	5.86	7.22

MSCI All Country World Index	—	—	4.71%	14.85%	9.20%	8.10%
Calvert Global Water Research Spliced Benchmark	—	—	1.35	9.82	10.76	8.94
Calvert Global Water Research Index	—	—	1.35	9.82	—	—
S-Network Global Water Index	—	—	1.28	10.29	10.57	8.84

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.46%	2.17%	1.21%
Net				1.28	2.03	0.93

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	40.1%	Connecticut Water Service, Inc.	1.4%
Utilities	31.0%	American Water Works Co., Inc.	1.3%
Materials	8.8%	United Utilities Group plc	1.3%
Information Technology	5.5%	Guangdong Investment Ltd.	1.3%
Consumer Discretionary	5.4%	Veolia Environnement SA	1.3%
Consumer Staples	4.3%	Aqua America, Inc.	1.3%
Health Care	3.8%	Pennon Group plc	1.2%
Time Deposit	0.7%	Suez	1.2%
High Social Impact Investments	0.4%	Cia de Saneamento de Minas Gerais	1.2%
Total	100.0%	American States Water Co.	1.2%
		Total	12.7%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 3

Endnotes and Additional Disclosures
1 MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes stocks of companies that manage energy in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Energy Research Index incepted on July 15, 2016. The Ardour Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources. The Calvert Global Water Research Spliced Benchmark is comprised of S-Network Global Water Index prior to May 31, 2016 and Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or are facilitating the move to a more sustainable economy. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly the Since Inception return is not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Calvert Global Water Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Ardour Global Alternative Energy Index to Calvert Global Energy Research Index.

Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

4 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

CALVERT GLOBAL ENERGY SOLUTIONS FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,021.70	$6.45**	1.28%
Class C	$1,000.00	$1,018.90	$10.22**	2.03%
Class I	$1,000.00	$1,023.60	$4.69**	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.55	$6.44**	1.28%
Class C	$1,000.00	$1,014.81	$10.20**	2.03%
Class I	$1,000.00	$1,020.29	$4.68**	0.93%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 5

CALVERT GLOBAL WATER FUND	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,007.90	$6.41**	1.28%
Class C	$1,000.00	$1,003.90	$10.14**	2.03%
Class I	$1,000.00	$1,009.70	$4.66**	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.55	$6.44**	1.28%
Class C	$1,000.00	$1,014.81	$10.20**	2.03%
Class I	$1,000.00	$1,020.29	$4.68**	0.93%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.6%

Australia - 0.5%
Infigen Energy (a)(b)	1,019,560	460,160

Austria - 1.3%
Andritz AG	11,256	629,412
Zumtobel Group AG	54,525	512,920
		1,142,332

Belgium - 0.8%
Umicore SA	12,829	679,619

Brazil - 0.5%
Sao Martinho SA	89,652	476,033

Canada - 3.4%
Boralex, Inc., Class A	29,278	508,363
Brookfield Renewable Partners LP	17,976	558,946
Canadian Solar, Inc. (a)(b)	29,945	487,205
Hydrogenics Corp. (a)(b)	55,277	456,035
Innergex Renewable Energy, Inc.	47,517	485,737
TransAlta Renewables, Inc.	52,550	483,345
		2,979,631

China - 4.9%
China Longyuan Power Group Corp. Ltd., Class H	765,000	590,795
Huaneng Renewables Corp. Ltd., Class H	1,579,955	594,904
JA Solar Holdings Co. Ltd. ADR (a)(b)	78,537	515,203
JinkoSolar Holding Co. Ltd. ADR (a)(b)	32,667	596,173
Tianneng Power International Ltd.	660,000	786,306
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	350,500	565,701
Xinyi Solar Holdings Ltd.	1,492,000	607,519
		4,256,601

Denmark - 2.9%
Novozymes A/S, Class B	13,504	703,021
Orsted A/S (c)	8,949	582,239
Rockwool International A/S, Class B	2,214	659,525
Vestas Wind Systems A/S	7,975	570,626
		2,515,411

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Finland - 0.6%
Metsa Board Oyj	54,138	543,525

France - 3.2%
Albioma SA	19,076	452,479
Cie de Saint-Gobain	13,004	686,676
Danone SA	5,596	453,736
Schneider Electric SE	8,620	759,089
Valeo SA	6,932	458,552
		2,810,532

Germany - 7.9%
Bayerische Motoren Werke AG	4,655	506,323
CropEnergies AG	60,269	384,477
Daimler AG	5,683	484,192
Deutsche Post AG	10,251	448,986
Encavis AG	58,008	457,895
Evonik Industries AG	18,258	643,838
HeidelbergCement AG	4,565	448,474
Infineon Technologies AG	25,759	692,743
Manz AG (a)	13,190	509,539
Nordex SE (a)	45,027	392,533
OSRAM Licht AG	8,365	615,557
PNE Wind AG	124,718	402,486
SMA Solar Technology AG	9,354	530,280
VERBIO Vereinigte BioEnergie AG	76,614	403,826
		6,921,149

Hong Kong - 5.4%
Canvest Environmental Protection Group Co. Ltd.	766,000	439,838
Cathay Pacific Airways Ltd. (a)	292,000	505,548
China Everbright International Ltd.	444,000	626,918
China Singyes Solar Technologies Holdings Ltd.	1,390,000	511,088
Concord New Energy Group Ltd.	12,540,000	569,679
FDG Electric Vehicles Ltd. (a)(b)	15,480,000	518,286
GCL-Poly Energy Holdings Ltd. (a)	4,273,000	534,001
Panda Green Energy Group Ltd. (a)(b)	4,258,000	457,621
Wasion Group Holdings Ltd. (b)	1,102,000	562,295
		4,725,274

Ireland - 1.1%
CRH plc	13,892	470,549
Kingspan Group plc	11,517	487,709
		958,258

8 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Italy - 1.7%
Enel SpA	77,043	471,442
ERG SpA	23,002	549,258
Falck Renewables SpA	179,183	463,789
		1,484,489

Japan - 5.0%
Daikin Industries Ltd.	6,700	744,324
Ferrotec Holdings Corp. (b)	25,700	646,285
Hitachi Chemical Co. Ltd.	29,500	659,029
Hitachi Metals Ltd. (b)	38,300	450,132
Nippon Express Co. Ltd.	7,400	489,613
Nissan Motor Co. Ltd. (b)	46,700	482,044
Sumitomo Chemical Co. Ltd.	81,000	469,938
Tanaka Chemical Corp. (a)(b)	31,400	464,276
		4,405,641

Netherlands - 1.8%
Akzo Nobel NV	4,987	471,186
Koninklijke DSM NV	4,920	489,033
SIF Holding NV	27,906	652,743
		1,612,962

New Zealand - 1.2%
Mercury NZ Ltd.	214,190	500,832
Meridian Energy Ltd.	248,010	512,974
		1,013,806

Norway - 1.0%
Norsk Hydro ASA	75,278	446,526
Scatec Solar ASA (c)	77,891	457,487
		904,013

Philippines - 0.5%
Energy Development Corp.	4,020,900	431,641

Portugal - 1.3%
Altri SGPS SA	78,006	519,997
EDP - Energias de Portugal SA	156,596	595,003
		1,115,000

Singapore - 0.7%
Technovator International Ltd. (a)	2,174,000	579,877

South Korea - 2.9%
Finetex EnE, Inc. (a)(b)	96,731	314,753
Hansol Technics Co. Ltd. (a)	46,193	530,957

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Samsung SDI Co. Ltd.	4,120	746,962
Seoul Semiconductor Co. Ltd.	27,704	523,922
Taewoong Co. Ltd. (a)(b)	24,200	439,072
		2,555,666

Spain - 4.7%
Acciona SA (b)	6,147	467,342
Atlantica Yield plc	25,468	498,663
EDP Renovaveis SA	57,155	560,294
Ence Energia y Celulosa SA	70,815	534,527
Iberdrola SA	66,724	490,648
Red Electrica Corp. SA	24,660	509,042
Saeta Yield SA	33,523	502,875
Siemens Gamesa Renewable Energy SA (b)	34,923	561,315
		4,124,706

Switzerland - 2.3%
ABB Ltd.	30,926	735,364
Clariant AG	18,600	444,967
Gurit Holding AG	465	379,002
Meyer Burger Technology AG (a)(b)	349,427	406,479
		1,965,812

Taiwan - 7.0%
Chroma ATE, Inc.	81,000	504,003
Delta Electronics, Inc.	146,000	657,441
Everlight Electronics Co. Ltd.	376,000	581,389
Gigasolar Materials Corp.	86,000	613,694
Gintech Energy Corp. (a)	1,042,822	571,005
Lextar Electronics Corp. (a)	809,000	584,554
Motech Industries, Inc. (a)	750,000	590,815
Neo Solar Power Corp. (a)	1,285,000	577,053
Simplo Technology Co. Ltd.	101,000	646,840
Sino-American Silicon Products, Inc.	201,000	753,029
		6,079,823

Thailand - 1.1%
BCPG PCL	684,800	470,980
Energy Absolute PCL, NVDR	331,700	466,593
Inter Far East Energy Corp. (a)(d)	2,662,000	0
		937,573

United Kingdom - 6.6%
Aptiv plc	5,545	471,159
Croda International plc	7,328	470,761
Dialight plc (a)	75,434	528,912
easyJet plc	21,459	483,727

10 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
John Laing Group plc (c)	171,973	649,782
Johnson Matthey plc	14,879	634,756
Ricardo plc	36,517	469,498
SIG plc	296,223	563,674
Smart Metering Systems plc	63,197	651,806
United Utilities Group plc	47,108	473,092
Utilitywise plc (b)	662,726	332,988
		5,730,155

United States - 27.3%
3M Co.	2,018	442,991
8Point3 Energy Partners LP	38,928	472,975
AAON, Inc.	16,697	651,183
Advanced Emissions Solutions, Inc. (b)	45,534	519,998
Alphabet, Inc., Class A (a)	432	448,044
BorgWarner, Inc.	13,380	672,077
Covanta Holding Corp. (b)	33,597	487,157
Cree, Inc. (a)(b)	15,742	634,560
Eaton Corp. plc	9,111	728,060
Emerson Electric Co.	10,684	729,717
EnerSys	9,449	655,477
First Solar, Inc. (a)	9,852	699,295
Gibraltar Industries, Inc. (a)	14,581	493,567
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	25,712	501,384
Ingersoll-Rand plc	8,361	714,949
Itron, Inc. (a)	9,083	649,889
Johnson Controls International plc	19,605	690,880
Kellogg Co. (b)	6,949	451,754
Maxwell Technologies, Inc. (a)(b)	97,163	576,177
Microsoft Corp.	5,276	481,541
NextEra Energy Partners LP	14,110	564,259
NRG Yield, Inc., Class C	31,132	529,244
ON Semiconductor Corp. (a)	26,998	660,371
Ormat Technologies, Inc. (b)	9,118	514,073
Owens Corning	8,112	652,205
Pattern Energy Group, Inc. (b)	28,565	493,889
Plug Power, Inc. (a)(b)	310,207	586,291
Power Integrations, Inc.	8,970	613,100
Renewable Energy Group, Inc. (a)(b)	43,818	560,870
Rockwell Automation, Inc.	3,960	689,832
SolarEdge Technologies, Inc. (a)	12,190	641,194
Southwest Airlines Co.	8,047	460,932
SunPower Corp. (a)(b)	64,121	511,686
Sunrun, Inc. (a)	69,867	623,912
Tenneco, Inc.	11,633	638,303
Tesla, Inc. (a)	2,260	601,454
Universal Display Corp.	5,316	536,916

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Veeco Instruments, Inc. (a)	33,356	567,052
Vivint Solar, Inc. (a)(b)	137,410	501,547
Waste Management, Inc.	5,545	466,445
Whirlpool Corp.	4,242	649,493
		23,764,743

Total Common Stocks (Cost $75,760,252)		85,174,432

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (e)(f)	1,800,000	1,709,226
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (d)(e)(g)	53,000	50,085
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (d)(e)(g)	68,000	64,804

Total High Social Impact Investments (Cost $1,921,000)		1,824,115

TIME DEPOSIT - 0.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	45,443	45,443

Total Time Deposit (Cost $45,443)		45,443

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.2%
State Street Navigator Securities Lending Government Money Market Portfolio	8,912,613	8,912,613

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $8,912,613)		8,912,613

TOTAL INVESTMENTS (Cost $86,639,308) - 110.0%		95,956,603
Other assets and liabilities, net - (10.0%)		(8,759,115)
NET ASSETS - 100.0%		87,197,488

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $10,960,419.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,689,508, which represents 1.9% of the net assets of the Fund as of March 31, 2018.

(d) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(e) Restricted security. Total market value of restricted securities amounts to $1,824,115, which represents 2.1% of the net assets of the Fund as of March 31, 2018.
(f) Affiliated company (see Note 7).
(g) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt
NVDR:	Non-Voting Depository Receipt
PCL:	Public Company Limited

12 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	30.4%
Information Technology	25.5%
Utilities	19.0%
Materials	12.0%
Consumer Discretionary	6.6%
High Social Impact Investments	2.1%
Energy	2.1%
Consumer Staples	1.6%
Financials	0.6%
Time Deposit	0.1%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	68,000
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.7%

Australia - 0.9%
Reliance Worldwide Corp. Ltd. (a)	1,204,343	4,129,336

Brazil - 2.4%
Cia de Saneamento de Minas Gerais	376,664	5,485,470
Cia de Saneamento do Parana, PFC Shares	1,655,094	5,429,332
		10,914,802

Canada - 0.8%
EnerCare, Inc. (a)	274,683	3,760,941

Chile - 2.3%
Aguas Andinas SA, Class A	8,202,770	5,351,699
Inversiones Aguas Metropolitanas SA	2,778,084	5,106,265
		10,457,964

China - 1.9%
China Lesso Group Holdings Ltd.	6,280,578	4,801,352
CT Environmental Group Ltd. (a)	20,012,202	3,613,490
		8,414,842

Denmark - 0.7%
Novozymes A/S, Class B	63,315	3,296,194

Finland - 4.1%
Kemira Oyj	282,693	3,620,273
Metsa Board Oyj	380,630	3,821,378
Outotec Oyj (b)	401,405	3,587,039
Uponor Oyj	243,866	4,073,875
Valmet Oyj (a)	165,501	3,317,929
		18,420,494

France - 5.5%
Accor SA	61,432	3,318,853
Danone SA	40,129	3,253,749
L'Oreal SA	15,188	3,430,340
Sanofi SA	41,492	3,329,319
Suez	386,517	5,600,607
Veolia Environnement SA	243,677	5,789,124
		24,721,992

14 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hong Kong - 4.2%
Beijing Enterprises Water Group Ltd.	8,283,452	4,660,620
China Everbright International Ltd.	2,249,000	3,175,538
China Water Affairs Group Ltd. (a)	5,254,421	5,376,614
Guangdong Investment Ltd.	3,699,427	5,860,878
		19,073,650

India - 1.6%
Jain Irrigation Systems Ltd.	2,261,172	3,725,012
VA Tech Wabag Ltd.	477,316	3,603,329
		7,328,341

Italy - 0.9%
ACEA SpA	244,735	4,153,599

Japan - 6.6%
Ebara Corp.	132,256	4,717,635
Hitachi Zosen Corp.	854,827	4,431,538
Kurita Water Industries Ltd.	132,542	4,278,839
LIXIL Group Corp.	179,700	3,986,229
METAWATER Co. Ltd.	139,817	4,394,375
Nihon Trim Co. Ltd. (a)	66,500	3,452,707
TOTO Ltd.	81,100	4,252,134
		29,513,457

Netherlands - 2.5%
Aalberts Industries NV	89,484	4,560,141
Arcadis NV	199,519	3,927,164
Boskalis Westminster	99,489	2,916,043
		11,403,348

Philippines - 1.2%
Manila Water Co., Inc.	9,758,606	5,205,119

Singapore - 0.9%
Hyflux Ltd. (a)	17,113,294	3,666,511
Hyfluxshop Holdings Pte. Ltd. (a)	1,180,729	270,159
		3,936,670

South Korea - 0.9%
Coway Co. Ltd.	50,016	4,129,251

Spain - 0.7%
Iberdrola SA	438,671	3,225,718

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sweden - 0.7%
Hennes & Mauritz AB, Class B (a)	198,401	2,963,938

Switzerland - 5.7%
Ferguson plc	68,571	5,157,217
Geberit AG	11,053	4,887,883
Georg Fischer AG	3,359	4,497,272
Novartis AG	40,183	3,250,036
Sika AG	428	3,357,298
Sulzer AG	34,194	4,501,017
		25,650,723

Taiwan - 1.5%
China Steel Corp.	4,153,000	3,316,598
Taiwan Semiconductor Manufacturing Co. Ltd.	406,294	3,441,391
		6,757,989

United Kingdom - 8.5%
Croda International plc	54,427	3,496,464
Halma plc	199,638	3,304,659
Mondi plc	126,095	3,389,194
Pennon Group plc	620,875	5,613,099
Pentair plc	62,722	4,273,250
Polypipe Group plc	794,987	3,886,011
Rotork plc	1,223,721	4,891,011
Unilever plc	61,098	3,388,651
United Utilities Group plc	589,171	5,916,872
		38,159,211

United States - 44.2%
Advanced Drainage Systems, Inc. (a)	165,943	4,297,924
Aegion Corp. (b)	183,720	4,209,025
American States Water Co.	102,364	5,431,434
American Water Works Co., Inc.	73,496	6,036,226
Aqua America, Inc.	168,309	5,732,605
AquaVenture Holdings Ltd. (a)(b)	253,556	3,149,166
Artesian Resources Corp., Class A	139,556	5,091,003
Badger Meter, Inc.	79,566	3,751,537
California Water Service Group	143,797	5,356,438
Cantel Medical Corp.	34,750	3,871,497
Colgate-Palmolive Co.	46,825	3,356,416
Connecticut Water Service, Inc.	100,622	6,090,650
Danaher Corp.	34,070	3,335,794
Ecolab, Inc.	34,494	4,728,093
Entegris, Inc.	97,550	3,394,740
Evoqua Water Technologies Corp. (b)	161,857	3,445,936
Flowserve Corp. (a)	96,020	4,160,547

16 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ford Motor Co.	311,801	3,454,755
Forterra, Inc. (b)	474,241	3,945,685
Fortune Brands Home & Security, Inc.	79,870	4,703,544
Franklin Electric Co., Inc.	92,355	3,763,466
General Mills, Inc.	63,702	2,870,412
Gorman-Rupp Co. (The)	141,757	4,146,392
Hanesbrands, Inc. (a)	170,275	3,136,465
Hawkins, Inc.	103,274	3,630,081
HD Supply Holdings, Inc. (b)	130,839	4,964,032
IDEX Corp.	30,779	4,386,315
IDEXX Laboratories, Inc. (b)	17,544	3,357,746
Intel Corp.	68,871	3,586,802
Itron, Inc. (b)	55,714	3,986,337
Kellogg Co. (a)	49,301	3,205,058
Layne Christensen Co. (a)(b)	255,756	3,815,879
Lindsay Corp.	46,558	4,257,263
Middlesex Water Co.	139,306	5,112,530
Mueller Industries, Inc.	163,608	4,279,985
Mueller Water Products, Inc., Class A	392,623	4,267,812
NIKE, Inc., Class B	53,269	3,539,192
Nucor Corp.	51,376	3,138,560
Rexnord Corp. (b)	138,618	4,114,182
Sempra Energy	30,044	3,341,494
SJW Group	96,074	5,064,061
Tetra Tech, Inc.	80,765	3,953,447
Toro Co. (The)	68,588	4,283,321
Trimble, Inc. (b)	86,652	3,109,074
Valmont Industries, Inc.	30,836	4,511,307
Watts Water Technologies, Inc., Class A	52,833	4,105,124
Xylem, Inc.	57,459	4,419,746
York Water Co. (The)	161,398	5,003,338
		198,892,436

Total Common Stocks (Cost $389,171,455)		444,510,015

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (c)(d)	1,000,000	949,570
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (d)(e)(f)	284,000	268,380
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (d)(e)(f)	366,000	348,798

Total High Social Impact Investments (Cost $1,650,000)		1,566,748

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	3,188,607	3,188,607

Total Time Deposit (Cost $3,188,607)		3,188,607

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio	16,756,424	16,756,424

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $16,756,424)		16,756,424

TOTAL INVESTMENTS (Cost $410,766,486) - 103.5%		466,021,794
Other assets and liabilities, net - (3.5%)		(15,833,071)
NET ASSETS - 100.0%		450,188,723

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $24,752,836.
(b) Non-income producing security.
(c) Affiliated company (see Note 7).
(d) Restricted security. Total market value of restricted securities amounts to $1,566,748, which represents 0.4% of the net assets of the Fund as of March 31, 2018.
(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

Abbreviations:
PFC Shares:	Preference Shares

At March 31, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	40.1%
Utilities	31.0%
Materials	8.8%
Information Technology	5.5%
Consumer Discretionary	5.4%
Consumer Staples	4.3%
Health Care	3.8%
Time Deposit	0.7%
High Social Impact Investments	0.4%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

18 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	366,000
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $84,839,308) - including $10,960,419 of securities on loan	$94,247,377
Investments in securities of affiliated issuers, at value (identified cost $1,800,000)	1,709,226
Cash	6,566
Cash denominated in foreign currency, at value (cost $52,883)	52,506
Receivable for investments sold	24,213
Receivable for capital shares sold	68,521
Dividends and interest receivable	132,009
Interest receivable - affiliated	8,025
Securities lending income receivable	39,762
Tax reclaims receivable	40,837
Receivable from affiliate	35,763
Directors' deferred compensation plan	74,891
Other assets	955
Total assets	96,440,651

LIABILITIES
Payable for capital shares redeemed	24,234
Payable for foreign capital gains taxes	34,668
Deposits for securities loaned	8,912,613
Payable to affiliates:
Investment advisory fee	56,185
Administrative fee	8,990
Distribution and service fees	22,175
Sub-transfer agency fee	7,161
Directors' deferred compensation plan	74,891
Accrued expenses	102,246
Total liabilities	9,243,163
NET ASSETS	$87,197,488

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$255,969,862
Accumulated distributions in excess of net investment income	(268,022)
Accumulated net realized loss	(177,789,391)
Net unrealized appreciation	9,285,039
Total	$87,197,488

NET ASSET VALUE PER SHARE
Class A (based on net assets of $57,026,107 and 7,809,284 shares outstanding)	$7.30
Class C (based on net assets of $11,532,566 and 1,682,975 shares outstanding)	$6.85
Class I (based on net assets of $18,638,815 and 2,514,845 shares outstanding)	$7.41

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$7.66
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $409,766,486) - including $24,752,836 of securities on loan	$465,072,224
Investments in securities of affiliated issuers, at value (identified cost $1,000,000)	949,570
Cash denominated in foreign currency, at value (cost $194,261)	194,586
Receivable for capital shares sold	428,937
Dividends and interest receivable	1,243,221
Interest receivable - affiliated	4,458
Securities lending income receivable	52,108
Tax reclaims receivable	173,043
Receivable from affiliate	82,153
Directors' deferred compensation plan	299,397
Other assets	5,057
Total assets	468,504,754

LIABILITIES
Payable for investments purchased	345,251
Payable for capital shares redeemed	222,151
Deposits for securities loaned	16,756,424
Payable to affiliates:
Investment advisory fee	278,900
Administrative fee	45,992
Distribution and service fees	103,838
Sub-transfer agency fee	41,645
Directors' deferred compensation plan	299,397
Accrued expenses	222,433
Total liabilities	18,316,031
NET ASSETS	$450,188,723

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$451,628,643
Accumulated undistributed net investment income	863,194
Accumulated net realized loss	(57,559,683)
Net unrealized appreciation	55,256,569
Total	$450,188,723

NET ASSET VALUE PER SHARE
Class A (based on net assets of $226,693,944 and 11,394,031 shares outstanding)	$19.90
Class C (based on net assets of $64,537,465 and 3,528,151 shares outstanding)	$18.29
Class I (based on net assets of $158,957,314 and 7,942,934 shares outstanding)	$20.01

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$20.89
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 21

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME	Calvert Global Energy Solutions Fund	Calvert Global Water Fund
Dividend income (net of foreign taxes withheld of $36,962 and $305,914, respectively)	$555,195	$3,827,355
Interest income - unaffiliated issuers	1,376	7,360
Interest income - affiliated issuers	13,275	7,375
Securities lending income, net	240,569	211,698
Total investment income	810,415	4,053,788

EXPENSES
Investment advisory fee	333,461	1,678,289
Administrative fee	53,320	276,557
Distribution and service fees:
Class A	74,778	293,881
Class C	60,096	335,776
Directors' fees and expenses	1,065	5,627
Custodian fees	30,959	109,105
Transfer agency fees and expenses	121,956	355,427
Accounting fees	18,248	50,814
Professional fees	15,148	37,526
Registration fees	31,062	26,940
Reports to shareholders	15,494	54,040
Miscellaneous	12,082	31,202
Total expenses	767,669	3,255,184
Waiver and/or reimbursement of expenses by affiliate	(180,022)	(299,628)
Reimbursement of expenses-other	(955)	(5,057)
Net expenses	586,692	2,950,499
Net investment income	223,723	1,103,289

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers (net of foreign capital gains taxes of $9,782 and $33,611, respectively)	2,443,094	18,710,843
Foreign currency transactions	(1,846)	(54,376)
	2,441,248	18,656,467

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers (including net increase in payable for foreign capital gains taxes of $12,617 and $0, respectively)	(780,600)	(16,151,523)
Investment securities - affiliated issuers	(6,318)	(3,510)
Foreign currency	49	(4,912)
	(786,869)	(16,159,945)

Net realized and unrealized gain	1,654,379	2,496,522

Net increase in net assets resulting from operations	$1,878,102	$3,599,811
See notes to financial statements.

22 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$223,723	$1,026,722
Net realized gain (loss)	2,441,248	(2,195,855)
Net change in unrealized appreciation (depreciation)	(786,869)	13,557,001
Net increase in net assets resulting from operations	1,878,102	12,387,868

Distributions to shareholders from:
Net investment income:
Class A shares	(715,579)	(595,985)
Class C shares	(66,958)	(23,199)
Class I shares	(227,799)	(52,798)
Class Y shares	—	(96,007)
Total distributions to shareholders	(1,010,336)	(767,989)

Capital share transactions:
Class A shares	(2,312,962)	(19,226,700)
Class C shares	(568,606)	(2,965,664)
Class I shares	13,231,306	3,692,575
Class Y shares (a)	(10,378,246)	(1,938,646)
Net decrease in net assets from capital share transactions	(28,508)	(20,438,435)

TOTAL INCREASE (DECREASE) IN NET ASSETS	839,258	(8,818,556)

NET ASSETS
Beginning of period	86,358,230	95,176,786
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($268,022) and $518,591, respectively)	$87,197,488	$86,358,230

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT GLOBAL WATER FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,103,289	$4,913,933
Net realized gain	18,656,467	13,200,094
Net change in unrealized appreciation (depreciation)	(16,159,945)	33,827,162
Net increase in net assets resulting from operations	3,599,811	51,941,189

Distributions to shareholders from:
Net investment income:
Class A shares	(2,210,996)	—
Class C shares	(224,953)	—
Class I shares	(2,126,297)	—
Total distributions to shareholders	(4,562,246)	—

Capital share transactions:
Class A shares	(8,360,115)	(71,667,884)
Class C shares	(2,647,898)	(11,643,515)
Class I shares	147,268,272	9,439,487
Class Y shares (a)	(142,537,131)	39,991,068
Net decrease in net assets from capital share transactions	(6,276,872)	(33,880,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,239,307)	18,060,345

NET ASSETS
Beginning of period	457,428,030	439,367,685
End of period (including accumulated undistributed net investment income of $863,194 and $4,322,151, respectively)	$450,188,723	$457,428,030

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

24 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (a) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017 (a)	2016 (a)		2015 (a)	2014 (a)		2013
Net asset value, beginning	$7.23		$6.23	$5.76		$7.10	$6.94		$5.16
Income from investment operations:
Net investment income (loss)	0.02		0.08	0.08	(b)	0.01	—	(c)	(0.01)
Net realized and unrealized gain (loss)	0.14		0.98	0.40		(1.35)	0.16		1.79
Total from investment operations	0.16		1.06	0.48		(1.34)	0.16		1.78
Distributions from:
Net investment income	(0.09)		(0.06)	(0.01)		—	—		—
Total distributions	(0.09)		(0.06)	(0.01)		—	—		—
Total increase (decrease) in net asset value	0.07		1.00	0.47		(1.34)	0.16		1.78
Net asset value, ending	$7.30		$7.23	$6.23		$5.76	$7.10		$6.94
Total return (d)	2.17%	(e)	17.28%	8.38%		(18.87%)	2.31%		34.50%
Ratios to average net assets: (f)
Total expenses	1.67%	(g)	1.94%	2.06%		2.21%	2.13%		2.40%
Net expenses	1.28%	(g)	1.38%	1.85%		1.85%	1.85%		1.85%
Net investment income (loss)	0.53%	(g)	1.26%	1.33%	(b)	0.17%	(0.05%)		(0.19%)
Portfolio turnover	14%	(e)	133%	89%		99%	62%		90%
Net assets, ending (in thousands)	$57,026		$58,695	$70,317		$59,589	$75,155		$79,302

(a) Net investment income per share was computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (a) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017 (a)	2016 (a)		2015 (a)	2014 (a)	2013
Net asset value, beginning	$6.76		$5.82	$5.42		$6.75	$6.66	$5.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.03	0.03	(b)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	0.14		0.92	0.37		(1.28)	0.16	1.73
Total from investment operations	0.13		0.95	0.40		(1.33)	0.09	1.66
Distributions from:
Net investment income	(0.04)		(0.01)	—		—	—	—
Total distributions	(0.04)		(0.01)	—		—	—	—
Total increase (decrease) in net asset value	0.09		0.94	0.40		(1.33)	0.09	1.66
Net asset value, ending	$6.85		$6.76	$5.82		$5.42	$6.75	$6.66
Total return (c)	1.89%	(d)	16.38%	7.38%		(19.70%)	1.35%	33.20%
Ratios to average net assets: (e)
Total expenses	2.42%	(f)	2.78%	2.87%		2.96%	2.93%	3.20%
Net expenses	2.03%	(f)	2.13%	2.69%		2.85%	2.85%	2.85%
Net investment income (loss)	(0.22%)	(f)	0.55%	0.45%	(b)	(0.84%)	(1.04%)	(1.21%)
Portfolio turnover	14%	(d)	133%	89%		99%	62%	90%
Net assets, ending (in thousands)	$11,533		$11,938	$13,213		$13,663	$17,256	$16,697

(a) Net investment income per share was computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.07% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (a) (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017 (a)	2016 (a)		2015 (a)	2014 (a)	2013
Net asset value, beginning	$7.34		$6.35	$5.88		$7.21	$7.02	$5.19
Income from investment operations:
Net investment income	0.04		0.13	0.11	(b)	0.06	0.03	—	(c)
Net realized and unrealized gain (loss)	0.14		0.97	0.41		(1.39)	0.16	1.83
Total from investment operations	0.18		1.10	0.52		(1.33)	0.19	1.83
Distributions from:
Net investment income	(0.11)		(0.11)	(0.05)		—	—	—
Total distributions	(0.11)		(0.11)	(0.05)		—	—	—
Total increase (decrease) in net asset value	0.07		0.99	0.47		(1.33)	0.19	1.83
Net asset value, ending	$7.41		$7.34	$6.35		$5.88	$7.21	$7.02
Total return (d)	2.36%	(e)	17.66%	8.76%		(18.45%)	2.71%	35.26%
Ratios to average net assets: (f)
Total expenses	1.41%	(g)	1.66%	3.83%		5.63%	2.88%	3.19%
Net expenses	0.93%	(g)	0.97%	1.40%		1.40%	1.40%	1.40%
Net investment income	1.10%	(g)	1.99%	1.74%	(b)	0.82%	0.34%	0.04%
Portfolio turnover	14%	(e)	133%	89%		99%	62%	90%
Net assets, ending (in thousands)	$18,639		$5,503	$910		$386	$180	$525

(a) Net investment income per share was computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.09% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$19.92		$17.71	$14.87		$19.55	$19.12	$15.98
Income from investment operations:
Net investment income (loss) (a)	0.05		0.20	0.03	(b)	(0.02)	0.01	(0.04)
Net realized and unrealized gain (loss)	0.12		2.01	2.81		(3.40)	1.77	3.99
Total from investment operations	0.17		2.21	2.84		(3.42)	1.78	3.95
Distributions from:
Net investment income	(0.19)		—	—	(c)	—	(0.01)	(0.01)
Net realized gain	—		—	—		(1.26)	(1.34)	(0.80)
Total distributions	(0.19)		—	—	(c)	(1.26)	(1.35)	(0.81)
Total increase (decrease) in net asset value	(0.02)		2.21	2.84		(4.68)	0.43	3.14
Net asset value, ending	$19.90		$19.92	$17.71		$14.87	$19.55	$19.12
Total return (d)	0.79%	(e)	12.48%	19.13%		(18.35%)	9.69%	25.81%
Ratios to average net assets: (f)
Total expenses	1.39%	(g)	1.46%	1.63%		1.82%	1.85%	2.04%
Net expenses	1.28%	(g)	1.28%	1.51%		1.82%	1.85%	1.85%
Net investment income (loss)	0.48%	(g)	1.11%	0.22%	(b)	(0.09%)	0.05%	(0.23%)
Portfolio turnover	28%	(e)	34%	103%		110%	77%	104%
Net assets, ending (in thousands)	$226,694		$235,266	$278,517		$295,337	$384,697	$178,275

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$18.28		$16.37	$13.84		$18.41	$18.20	$15.38
Income from investment operations:
Net investment income (loss) (a)	(0.03)		0.07	(0.08)	(b)	(0.13)	(0.12)	(0.19)
Net realized and unrealized gain (loss)	0.10		1.84	2.61		(3.18)	1.68	3.81
Total from investment operations	0.07		1.91	2.53		(3.31)	1.56	3.62
Distributions from:
Net investment income	(0.06)		—	—		—	(0.01)	—
Net realized gain	—		—	—		(1.26)	(1.34)	(0.80)
Total distributions	(0.06)		—	—		(1.26)	(1.35)	(0.80)
Total increase (decrease) in net asset value	0.01		1.91	2.53		(4.57)	0.21	2.82
Net asset value, ending	$18.29		$18.28	$16.37		$13.84	$18.41	$18.20
Total return (c)	0.39%	(d)	11.67%	18.28%		(18.92%)	8.93%	24.63%
Ratios to average net assets: (e)
Total expenses	2.14%	(f)	2.17%	2.35%		2.53%	2.53%	2.79%
Net expenses	2.03%	(f)	2.03%	2.25%		2.53%	2.53%	2.79%
Net investment income (loss)	(0.27%)	(f)	0.41%	(0.52%)	(b)	(0.79%)	(0.65%)	(1.16%)
Portfolio turnover	28%	(d)	34%	103%		110%	77%	104%
Net assets, ending (in thousands)	$64,537		$67,096	$71,334		$75,061	$94,985	$30,759

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 29

CALVERT GLOBAL WATER FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2014 (a)
CLASS I SHARES			2017	2016		2015
Net asset value, beginning	$20.08		$17.79	$15.02		$19.64	$18.99
Income from investment operations:
Net investment income (b)	0.11		0.30	0.13	(c)	0.06	0.04
Net realized and unrealized gain (loss)	0.09		1.99	2.80		(3.42)	0.61
Total from investment operations	0.20		2.29	2.93		(3.36)	0.65
Distributions from:
Net investment income	(0.27)		—	(0.16)		—	—
Net realized gain	—		—	—		(1.26)	—
Total distributions	(0.27)		—	(0.16)		(1.26)	—
Total increase (decrease) in net asset value	(0.07)		2.29	2.77		(4.62)	0.65
Net asset value, ending	$20.01		$20.08	$17.79		$15.02	$19.64
Total return (d)	0.97%	(e)	12.87%	19.68%		(17.93%)	3.42%	(e)
Ratios to average net assets: (f)
Total expenses	1.14%	(g)	1.12%	1.56%		3.89%	4.85%	(g)
Net expenses	0.93%	(g)	0.93%	1.08%		1.29%	1.29%	(g)
Net investment income	1.03%	(g)	1.61%	0.80%	(c)	0.32%	0.24%	(g)
Portfolio turnover	28%	(e)	34%	103%		110%	77%	(e)
Net assets, ending (in thousands)	$158,957		$16,094	$4,637		$779	$1,066

(a) From January 31, 2014 inception.
(b) Computed using average shares outstanding.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

30 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities in U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to Calvert Research and Management (CRM), the Funds’ investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 31

are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds' adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

32 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

The following tables summarize the market value of each of the Funds' holdings as of March 31, 2018, based on the inputs used to value them:
GLOBAL ENERGY SOLUTIONS

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$476,033	$—		$—	$476,033
Canada	2,979,631	—		—	2,979,631
China	1,111,376	3,145,225		—	4,256,601
Spain	498,663	3,626,043		—	4,124,706
Thailand	—	937,573		—	937,573
United Kingdom	471,159	5,258,996		—	5,730,155
United States	23,764,743	—		—	23,764,743
Other Countries(2)	—	42,904,990		—	42,904,990
Total Common Stocks	$29,301,605	$55,872,827	(3)	$—	$85,174,432
High Social Impact Investments	—	1,709,226		114,889	1,824,115
Time Deposit	—	45,443		—	45,443
Short Term Investment of Cash Collateral for Securities Loaned	8,912,613	—		—	8,912,613
Total Investments	$38,214,218	$57,627,496		$114,889	$95,956,603

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. At March 31, 2018, investments having a value of $6,561,743 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 33

GLOBAL WATER

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$10,914,802	$—		$—	$10,914,802
Canada	3,760,941	—		—	3,760,941
Chile	10,457,964	—		—	10,457,964
Singapore	270,159	3,666,511		—	3,936,670
United Kingdom	4,273,250	33,885,961		—	38,159,211
United States	198,892,436	—		—	198,892,436
Other Countries(2)	—	178,387,991		—	178,387,991
Total Common Stocks	$228,569,552	$215,940,463	(3)	$—	$444,510,015
High Social Impact Investments	—	949,570		617,178	1,566,748
Time Deposit	—	3,188,607		—	3,188,607
Short Term Investment of Cash Collateral for Securities Loaned	16,756,424	—		—	16,756,424
Total Investments	$245,325,976	$220,078,640		$617,178	$466,021,794

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. At March 31, 2018, investments having a value of $18,997,296 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as each Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, Global Water has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

34 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

E. Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Funds' change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Funds' net realized gain (loss) on investments.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly at the following annual rates of each respective Fund's average daily net assets:

GLOBAL ENERGY SOLUTIONS	0.75%

GLOBAL WATER
Up to and including $250 Million	0.75%
Over $250 Million	0.70%
For the six months ended March 31, 2018, the investment advisory fee for Global Energy Solutions and Global Water amounted to $333,461 and $1,678,289, respectively, or 0.75% (annualized) and 0.73% (annualized), respectively, of the Funds’ average daily net assets.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.28%, 2.03% and 0.93% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 1.03% for Class Y, of such class’ average daily net assets for Global Energy Solutions and Global Water. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $180,022 and $299,628 for Global Energy Solutions and Global Water, respectively.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 35

The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. For the six months ended March 31, 2018, CRM was paid administrative fees of $53,320 and $276,557 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2018 amounted to $74,778 and $293,881, respectively, for Class A shares. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2018 amounted to $60,096 and $335,776, respectively, for Class C shares.
The Funds were informed that EVD received $9,176 and $37,677 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares and $680 and $7,188, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $16,755 and $60,157, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, Global Energy Solutions' and Global Water's allocated portion of such expense and reimbursement was $955 and $5,057, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Purchases	$12,366,269	$130,031,423
Sales	$12,886,657	$143,325,738

36 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Funds, for federal income tax purposes, had the following capital loss carryforwards and deferred capital losses which would reduce the respective Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds' next taxable year and retain the same short-term or long-term character as when originally deferred.
The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
September 30, 2018	$56,693,584	$—
September 30, 2019	43,799,530	—
Total capital loss carryforwards	$100,493,114	$—
Deferred capital losses:
Short-term	$2,048,951	$17,267,734
Long-term	$77,286,877	$55,986,568
Under tax regulations, capital losses incurred in taxable years beginning after December 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2018, as determined on a federal income tax basis, were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Federal tax cost of investments	$87,436,875	$413,728,334
Gross unrealized appreciation	$13,909,137	$71,982,003
Gross unrealized depreciation	(5,389,409)	(19,688,543)
Net unrealized appreciation (depreciation)	$8,519,728	$52,293,460
NOTE 5 — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the respective Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the respective Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the respective Fund and cannot be sold or re-pledged by the respective Fund; accordingly, such collateral is not reflected in each of the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 37

At March 31, 2018, the total value of securities on loan and the total value of collateral received were as follows:

	GLOBAL ENERGY SOLUTIONS	GLOBAL WATER
Securities on Loan	$10,960,419	$24,752,836
Collateral Received:
Cash	$8,912,613	$16,756,424
U.S. Government and/or agencies securities	2,666,262	8,902,442
Total Collateral Received	$11,578,875	$25,658,866
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and
	Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks
Global Energy Solutions	$11,578,875	$—	$—	$—	$11,578,875
Global Water	$25,658,866	$—	$—	$—	$25,658,866
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2018 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Funds participate with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds had no loans outstanding pursuant to this line of credit at March 31, 2018. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 7 — AFFILIATED COMPANIES
The Funds have invested a portion of their assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Funds obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Funds' investment adviser. CIC may be considered an affiliated person of the Funds based on the overlap between CIC's Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC's Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Funds intend to request a new exemptive order from the SEC to permit additional investment in CIC notes.

38 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the investment in affiliated companies for Global Energy Solutions was $1,709,226, which represents 2.0% of its net assets and for Global Water was $949,570, which represents 0.2% of its net assets. Transactions in affiliated companies by each Fund for the six months ended March 31, 2018 were as follows:
GLOBAL ENERGY SOLUTIONS

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$1,800,000	$—	$—	$1,800,000	$1,709,226	$13,275	$—	$—	($6,318)
GLOBAL WATER

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$1,000,000	$—	$—	$1,000,000	$949,570	$7,375	$—	$—	($3,510)

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 39

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

GLOBAL ENERGY SOLUTIONS	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	604,464	$4,546,104	1,209,636	$7,714,045
Reinvestment of distributions	90,355	679,470	94,738	558,006
Shares redeemed	(1,007,800)	(7,538,536)	(4,475,705)	(27,498,751)
Net decrease	(312,981)	($2,312,962)	(3,171,331)	($19,226,700)

Class C
Shares sold	102,249	$718,442	158,200	$956,326
Reinvestment of distributions	8,307	58,729	3,522	19,546
Shares redeemed	(192,719)	(1,345,777)	(666,132)	(3,941,536)
Net decrease	(82,163)	($568,606)	(504,410)	($2,965,664)

Class I
Shares sold	597,855	$4,576,868	823,240	$5,117,936
Reinvestment of distributions	28,546	217,810	8,614	51,424
Shares redeemed	(235,650)	(1,797,634)	(225,173)	(1,476,785)
Conversion from Class Y	1,374,040	10,234,262	—	—
Net increase	1,764,791	$13,231,306	606,681	$3,692,575

Class Y (1)
Shares sold	124,845	$960,892	1,212,395	$7,960,157
Reinvestment of distributions	—	—	14,486	88,509
Shares redeemed	(143,680)	(1,104,876)	(1,525,243)	(9,987,312)
Conversion to Class I	(1,342,427)	(10,234,262)	—	—
Net decrease	(1,361,262)	($10,378,246)	(298,362)	($1,938,646)

40 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

GLOBAL WATER	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	778,008	$15,841,788	2,129,491	$38,743,469
Reinvestment of distributions	100,880	2,054,923	—	—
Shares redeemed	(1,293,027)	(26,256,826)	(6,047,752)	(110,411,353)
Net decrease	(414,139)	($8,360,115)	(3,918,261)	($71,667,884)

Class C
Shares sold	206,163	$3,865,759	454,847	$7,675,671
Reinvestment of distributions	9,931	186,409	—	—
Shares redeemed	(359,137)	(6,700,066)	(1,141,784)	(19,319,186)
Net decrease	(143,043)	($2,647,898)	(686,937)	($11,643,515)

Class I
Shares sold	1,026,368	$20,937,974	657,636	$11,595,708
Reinvestment of distributions	89,340	1,828,798	—	—
Shares redeemed	(833,522)	(16,845,648)	(116,966)	(2,156,221)
Conversion from Class Y	6,859,381	141,347,148	—	—
Net increase	7,141,567	$147,268,272	540,670	$9,439,487

Class Y (1)
Shares sold	332,895	$6,851,319	4,364,405	$81,221,788
Reinvestment of distributions	—	—	—	—
Shares redeemed	(391,470)	(8,041,302)	(2,227,976)	(41,230,720)
Conversion to Class I	(6,808,039)	(141,347,148)	—	—
Net increase (decrease)	(6,866,614)	($142,537,131)	2,136,429	$39,991,068

(1) Effective December 8, 2017, Class Y shares of each Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.
NOTE 10 — CONCENTRATION RISK
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 41

Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

42 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT GLOBAL ENERGY SOLUTIONS FUND
BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 43

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Energy Solutions Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

44 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 45

CALVERT GLOBAL WATER FUND
BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

46 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular, quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Water Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 47

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

48 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert Global Energy Solutions Fund and Calvert Global Water Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Global Energy Solutions Fund and Calvert Global Water Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED) 49

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

50 www.calvert.com CALVERT GLOBAL ENERGY SOLUTIONS AND GLOBAL WATER FUNDS SEMIANNUAL REPORT (UNAUDITED)

This page intentionally left blank.

This page intentionally left blank.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
CALVERT GLOBAL WATER FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24200 3.31.2018

Calvert Small-Cap Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
22	Board of Directors’ Contract Approval
25	Officers and Directors
26	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Michael D. McLean, CFA, and J. Griffith Noble, CFA each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	5.90%	10.94%	12.26%	9.20%
Class A with 4.75% Maximum Sales Charge	—	—	0.87	5.69	11.17	8.67
Class C at NAV	04/01/2005	10/01/2004	5.48	10.11	11.41	8.27
Class C with 1% Maximum Sales Charge	—	—	4.57	9.16	11.41	8.27
Class I at NAV	04/29/2005	10/01/2004	6.05	11.35	12.83	9.90

Russell 2000® Index	—	—	3.25%	11.79%	11.46%	9.84%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.35%	2.21%	0.91%
Net				1.29	2.04	0.91

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	22.5%	RealPage, Inc.	3.0%
Financials	18.4%	ICU Medical, Inc.	2.8%
Industrials	16.3%	Dolby Laboratories, Inc., Class A	2.6%
Health Care	11.7%	Grand Canyon Education, Inc.	2.5%
Consumer Discretionary	10.0%	ACI Worldwide, Inc.	2.5%
Real Estate	6.9%	Hexcel Corp.	2.4%
Consumer Staples	5.4%	Deluxe Corp.	2.3%
Time Deposit	2.4%	ServiceMaster Global Holdings, Inc.	2.3%
Materials	2.3%	Blackbaud, Inc.	2.3%
Energy	1.8%	Altair Engineering, Inc., Class A	2.3%
Utilities	1.8%	Total	25.0%
High Social Impact Investments	0.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,059.00	$6.62**	1.29%
Class C	$1,000.00	$1,054.80	$10.45**	2.04%
Class I	$1,000.00	$1,060.50	$4.73**	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.49**	1.29%
Class C	$1,000.00	$1,014.76	$10.25**	2.04%
Class I	$1,000.00	$1,020.34	$4.63**	0.92%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.7%
Aerospace & Defense - 3.6%
Hexcel Corp.	128,619	8,307,501
Mercury Systems, Inc. (a)	80,372	3,883,575
		12,191,076

Banks - 10.6%
Ameris Bancorp	85,228	4,508,561
BankUnited, Inc.	116,455	4,655,871
Columbia Banking System, Inc.	130,786	5,486,473
Sterling Bancorp	289,961	6,538,620
Texas Capital Bancshares, Inc. (a)	49,610	4,459,939
Western Alliance Bancorp (a)	82,471	4,792,390
Wintrust Financial Corp.	66,879	5,754,938
		36,196,792

Biotechnology - 1.3%
Ligand Pharmaceuticals, Inc. (a)(b)	27,991	4,622,994

Capital Markets - 3.0%
Cohen & Steers, Inc. (b)	172,179	7,000,798
Lazard Ltd., Class A	62,942	3,308,232
		10,309,030

Chemicals - 2.2%
Minerals Technologies, Inc.	55,975	3,747,527
Sensient Technologies Corp.	55,909	3,946,057
		7,693,584

Commercial Services & Supplies - 4.3%
Deluxe Corp.	108,660	8,041,926
Multi-Color Corp.	99,416	6,566,427
		14,608,353

Communications Equipment - 1.5%
NETGEAR, Inc. (a)	89,688	5,130,154

Diversified Consumer Services - 6.2%
Bright Horizons Family Solutions, Inc. (a)	46,833	4,670,187
Grand Canyon Education, Inc. (a)	82,253	8,629,984
ServiceMaster Global Holdings, Inc. (a)	152,648	7,762,151
		21,062,322

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electric Utilities - 1.3%
Portland General Electric Co.	107,531	4,356,081

Electrical Equipment - 1.8%
EnerSys	86,401	5,993,637

Electronic Equipment, Instruments & Components - 3.6%
Dolby Laboratories, Inc., Class A	138,775	8,820,539
FLIR Systems, Inc.	68,244	3,412,882
		12,233,421

Energy Equipment & Services - 1.8%
Oceaneering International, Inc.	139,606	2,588,295
US Silica Holdings, Inc. (b)	143,629	3,665,412
		6,253,707

Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust (b)	123,510	3,038,346
CubeSmart	172,450	4,863,090
DCT Industrial Trust, Inc.	126,569	7,130,897
Education Realty Trust, Inc. (b)	151,857	4,973,317
STORE Capital Corp.	145,062	3,600,439
		23,606,089

Food & Staples Retailing - 2.2%
Performance Food Group Co. (a)	257,145	7,675,778

Food Products - 1.7%
Lancaster Colony Corp.	5,748	707,809
Pinnacle Foods, Inc.	95,127	5,146,370
		5,854,179

Gas Utilities - 0.5%
ONE Gas, Inc.	26,465	1,747,219

Health Care Equipment & Supplies - 5.1%
ICU Medical, Inc. (a)	37,389	9,436,984
Masimo Corp. (a)	20,365	1,791,102
West Pharmaceutical Services, Inc.	71,746	6,334,454
		17,562,540

Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)	117,248	7,074,745
Chemed Corp.	12,755	3,480,329
		10,555,074

6 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Technology - 1.4%
Cotiviti Holdings, Inc. (a)	141,120	4,860,173

Hotels, Restaurants & Leisure - 1.8%
Texas Roadhouse, Inc.	107,834	6,230,649

Household Products - 1.4%
Central Garden & Pet Co., Class A (a)	123,297	4,883,794

Insurance - 3.2%
First American Financial Corp.	115,640	6,785,755
RLI Corp.	63,960	4,054,425
		10,840,180

Internet Software & Services - 0.5%
Okta, Inc. (a)(b)	45,241	1,802,854

IT Services - 6.8%
Black Knight, Inc. (a)	127,078	5,985,374
Conduent, Inc. (a)	220,710	4,114,034
CSG Systems International, Inc.	121,558	5,505,362
Euronet Worldwide, Inc. (a)	97,914	7,727,373
		23,332,143

Machinery - 3.0%
Milacron Holdings Corp. (a)	274,502	5,528,471
RBC Bearings, Inc. (a)	38,931	4,835,230
		10,363,701

Pharmaceuticals - 0.7%
Catalent, Inc. (a)	55,767	2,289,793

Road & Rail - 2.2%
Landstar System, Inc.	69,079	7,574,512

Software - 10.0%
ACI Worldwide, Inc. (a)	355,698	8,437,157
Altair Engineering, Inc., Class A (a)	246,686	7,736,073
Blackbaud, Inc.	76,152	7,753,035
RealPage, Inc. (a)	196,971	10,144,006
		34,070,271

Specialty Retail - 0.6%
Lithia Motors, Inc., Class A (b)	20,308	2,041,360

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	21,102	2,196,718
Columbia Sportswear Co.	34,307	2,622,084
		4,818,802

Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	124,906	5,315,999

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	67,982	4,955,888

Total Common Stocks (Cost $288,394,606)		331,032,149

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (c)(d)	1,401,905	1,331,207
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (c)(e)(f)	152,000	143,640
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (c)(e)(f)	195,000	185,835

Total High Social Impact Investments (Cost $1,748,905)		1,660,682

TIME DEPOSIT - 2.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	8,317,514	8,317,514

Total Time Deposit (Cost $8,317,514)		8,317,514

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	2,649,820	2,649,820

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,649,820)		2,649,820

TOTAL INVESTMENTS (Cost $301,110,845) - 100.4%		343,660,165
Other assets and liabilities, net - (0.4%)		(1,413,939)
NET ASSETS - 100.0%		342,246,226

8 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $11,498,512.
(c) Restricted security. Total market value of restricted securities amounts to $1,660,682, which represents 0.5% of the net assets of the Fund as of March 31, 2018.
(d) Affiliated company (see Note 7).
(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	195,000
See notes to financial statements.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT SMALL-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $299,708,940) - including $11,498,512 of securities on loan	$342,328,958
Investments in securities of affiliated issuers, at value (identified cost $1,401,905)	1,331,207
Cash	15,120
Receivable for investments sold	558,256
Receivable for capital shares sold	764,442
Dividends and interest receivable	256,606
Interest receivable - affiliated	6,250
Securities lending income receivable	3,540
Receivable from affiliate	22,043
Directors' deferred compensation plan	197,547
Other assets	3,449
Total assets	345,487,418

LIABILITIES
Payable for capital shares redeemed	13,836
Deposits for securities loaned	2,649,820
Payable to affiliates:
Investment advisory fee	197,914
Administrative fee	34,926
Distribution and service fees	45,100
Sub-transfer agency fee	18,094
Directors' deferred compensation plan	197,547
Accrued expenses	83,955
Total liabilities	3,241,192
NET ASSETS	$342,246,226

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$294,141,749
Accumulated distributions in excess of net investment income	(273,959)
Accumulated undistributed net realized gain	5,829,116
Net unrealized appreciation	42,549,320
Total	$342,246,226

NET ASSET VALUE PER SHARE
Class A (based on net assets of $142,319,406 and 5,988,536 shares outstanding)	$23.77
Class C (based on net assets of $16,806,493 and 818,675 shares outstanding)	$20.53
Class I (based on net assets of $183,120,327 and 7,148,316 shares outstanding)	$25.62

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$24.96
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,981,840
Interest income - unaffiliated issuers	8,633
Interest income - affiliated issuers	10,339
Securities lending income, net	10,937
Total investment income	2,011,749

EXPENSES
Investment advisory fee	1,101,055
Administrative fee	194,108
Distribution and service fees:
Class A	176,985
Class C	84,860
Directors' fees and expenses	3,842
Custodian fees	24,888
Transfer agency fees and expenses	217,257
Accounting fees	33,986
Professional fees	24,852
Registration fees	38,043
Reports to shareholders	27,400
Miscellaneous	20,657
Total expenses	1,947,933
Waiver and/or reimbursement of expenses by affiliate	(85,264)
Reimbursement of expenses-other	(3,449)
Net expenses	1,859,220
Net investment income	152,529

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities - unaffiliated issuers	6,516,579

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	10,941,413
Investment securities - affiliated issuers	(4,921)
10,936,492

Net realized and unrealized gain	17,453,071

Net increase in net assets resulting from operations	$17,605,600
See notes to financial statements.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT SMALL-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income (loss)	$152,529	($261,458)
Net realized gain	6,516,579	47,142,343
Net change in unrealized appreciation (depreciation)	10,936,492	8,597,262
Net increase in net assets resulting from operations	17,605,600	55,478,147

Distributions to shareholders from:
Net investment income:
Class A shares	(2,046)	—
Class I shares	(279,782)	(70,704)
Class Y shares	(144,660)	—
Net realized gain:
Class A shares	(18,024,125)	(2,557,610)
Class C shares	(2,382,276)	(279,848)
Class I shares	(12,340,744)	(1,424,967)
Class Y shares	(7,492,518)	(304,385)
Total distributions to shareholders	(40,666,151)	(4,637,514)

Capital share transactions:
Class A shares	14,512,258	(58,875,527)
Class C shares	1,588,349	(2,844,203)
Class I shares	95,992,176	(19,476,370)
Class Y shares (a)	(46,060,516)	25,601,612
Net increase (decrease) in net assets from capital share transactions	66,032,267	(55,594,488)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,971,716	(4,753,855)

NET ASSETS
Beginning of period	299,274,510	304,028,365
End of period (including accumulated distributions in excess of net investment income of ($273,959) and $0, respectively)	$342,246,226	$299,274,510

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

12 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015		2014	2013
Net asset value, beginning	$25.70		$21.76	$22.04		$22.98		$24.58	$19.36
Income from investment operations:
Net investment income (loss) (a)	(0.01)		(0.05)	0.03	(b)	0.04		(0.07)	(0.01)
Net realized and unrealized gain	1.47		4.32	1.53		1.80		1.19	6.02
Total from investment operations	1.46		4.27	1.56		1.84		1.12	6.01
Distributions from:
Net investment income	—		—	(0.01)		—	(c)	—	(0.25)
Net realized gain	(3.39)		(0.33)	(1.83)		(2.78)		(2.72)	(0.54)
Total distributions	(3.39)		(0.33)	(1.84)		(2.78)		(2.72)	(0.79)
Total increase (decrease) in net asset value	(1.93)		3.94	(0.28)		(0.94)		(1.60)	5.22
Net asset value, ending	$23.77		$25.70	$21.76		$22.04		$22.98	$24.58
Total return (d)	5.90%	(e)	19.74%	7.66%		8.18%		4.69%	32.42%
Ratios to average net assets: (f)
Total expenses	1.29%	(g)	1.36%	1.42%		1.52%		1.61%	1.67%
Net expenses	1.29%	(g)	1.36%	1.37%		1.37%		1.53%	1.67%
Net investment income (loss)	(0.05%)	(g)	(0.22%)	0.12%	(b)	0.19%		(0.28%)	(0.05%)
Portfolio turnover	23%	(e)	137%	150%		59%		103%	82%
Net assets, ending (in thousands)	$142,319		$137,860	$170,294		$154,728		$134,128	$129,407

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$22.58		$19.30	$19.88		$21.12	$22.98	$18.08
Income from investment operations:
Net investment loss (a)	(0.08)		(0.21)	(0.12)	(b)	(0.12)	(0.23)	(0.17)
Net realized and unrealized gain	1.28		3.82	1.37		1.66	1.09	5.65
Total from investment operations	1.20		3.61	1.25		1.54	0.86	5.48
Distributions from:
Net investment income	—		—	—		—	—	(0.04)
Net realized gain	(3.25)		(0.33)	(1.83)		(2.78)	(2.72)	(0.54)
Total distributions	(3.25)		(0.33)	(1.83)		(2.78)	(2.72)	(0.58)
Total increase (decrease) in net asset value	(2.05)		3.28	(0.58)		(1.24)	(1.86)	4.90
Net asset value, ending	$20.53		$22.58	$19.30		$19.88	$21.12	$22.98
Total return (c)	5.48%	(d)	18.82%	6.89%		7.38%	3.81%	31.35%
Ratios to average net assets: (e)
Total expenses	2.04%	(f)	2.22%	2.31%		2.36%	2.38%	2.49%
Net expenses	2.04%	(f)	2.12%	2.12%		2.12%	2.31%	2.49%
Net investment loss	(0.80%)	(f)	(0.99%)	(0.63%)	(b)	(0.56%)	(1.06%)	(0.86%)
Portfolio turnover	23%	(d)	137%	150%		59%	103%	82%
Net assets, ending (in thousands)	$16,806		$16,691	$16,842		$15,887	$14,156	$13,726

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$27.51		$23.18	$23.34		$24.14	$25.56	$20.06
Income from investment operations:
Net investment income (a)	0.04		0.06	0.13	(b)	0.16	0.08	0.16
Net realized and unrealized gain	1.57		4.62	1.63		1.90	1.22	6.24
Total from investment operations	1.61		4.68	1.76		2.06	1.30	6.40
Distributions from:
Net investment income	(0.08)		(0.02)	(0.09)		(0.08)	—	(0.36)
Net realized gain	(3.42)		(0.33)	(1.83)		(2.78)	(2.72)	(0.54)
Total distributions	(3.50)		(0.35)	(1.92)		(2.86)	(2.72)	(0.90)
Total increase (decrease) in net asset value	(1.89)		4.33	(0.16)		(0.80)	(1.42)	5.50
Net asset value, ending	$25.62		$27.51	$23.18		$23.34	$24.14	$25.56
Total return (c)	6.05%	(d)	20.29%	8.15%		8.72%	5.27%	33.43%
Ratios to average net assets: (e)
Total expenses	1.04%	(f)	0.92%	0.94%		0.91%	0.95%	0.98%
Net expenses	0.92%	(f)	0.90%	0.92%		0.91%	0.92%	0.92%
Net investment income	0.31%	(f)	0.23%	0.58%	(b)	0.64%	0.33%	0.71%
Portfolio turnover	23%	(d)	137%	150%		59%	103%	82%
Net assets, ending (in thousands)	$183,120		$93,724	$96,664		$61,669	$54,563	$46,198

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable

16 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$331,032,149	(2)	$—	$—	$331,032,149
High Social Impact Investments	—		1,331,207	329,475	1,660,682
Time Deposit	—		8,317,514	—	8,317,514
Short Term Investment of Cash Collateral for Securities Loaned	2,649,820		—	—	2,649,820
Total Investments	$333,681,969		$9,648,721	$329,475	$343,660,165

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentations in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 17

D. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.68% of the Fund's average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $1,101,055.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.29%, 2.04% and 0.92% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 1.12% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $76,697.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $194,108 of which $8,567 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $176,985 and $84,860 for Class A shares and Class C shares, respectively.

18 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

The Fund was informed that EVD received $17,435 as its portion of the sales charge on sales of Class A shares and $1,233 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $30,960 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM's Chief Executive Officer and four additional members. Each member (other than CRM's Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund's allocated portion of such expense and reimbursement was $3,449, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $101,629,570 and $73,420,006, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$301,224,172
Gross unrealized appreciation	$49,353,655
Gross unrealized depreciation	(6,917,662)
Net unrealized appreciation (depreciation)	$42,435,993
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower. At March 31, 2018, the total value of securities on loan was $11,498,512 and the total value of collateral received was $11,596,280, comprised of cash of $2,649,820 and U.S. Government and/or agencies securities of $8,946,460.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 19

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,596,280	$—	$—	$—	$11,596,280
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC's Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC's Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund intends to request a new exemptive order from the SEC to permit additional investment in CIC notes.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the Fund’s investment in affiliated companies was $1,331,207, which represents 0.4% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the six months ended March 31, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$1,401,905	$—	$—	$1,401,905	$1,331,207	$10,339	$—	$—	($4,921)
TOTAL					$1,331,207	$10,339	$—	$—	($4,921)

20 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	551,700	$13,436,238	1,151,710	$27,491,576
Reinvestment of distributions	729,494	17,070,170	102,568	2,461,616
Shares redeemed	(655,952)	(15,994,150)	(3,718,270)	(88,828,719)
Net increase (decrease)	625,242	$14,512,258	(2,463,992)	($58,875,527)

Class C
Shares sold	45,932	$963,624	111,995	$2,369,515
Reinvestment of distributions	109,480	2,219,166	11,774	249,835
Shares redeemed	(75,844)	(1,594,441)	(257,513)	(5,463,553)
Net increase (decrease)	79,568	$1,588,349	(133,744)	($2,844,203)

Class I
Shares sold	2,292,933	$60,077,702	1,415,706	$36,468,810
Reinvestment of distributions	448,820	11,310,256	53,023	1,358,551
Shares redeemed	(1,343,287)	(34,772,494)	(2,233,032)	(57,303,731)
Conversion from Class Y	2,343,506	59,376,712	—	—
Net increase (decrease)	3,741,972	$95,992,176	(764,303)	($19,476,370)

Class Y (1)
Shares sold	385,899	$9,876,397	1,388,431	$33,991,378
Reinvestment of distributions	291,560	6,877,890	9,812	237,257
Shares redeemed	(138,309)	(3,438,091)	(357,503)	(8,627,023)
Conversion to Class I	(2,503,266)	(59,376,712)	—	—
Net increase (decrease)	(1,964,116)	($46,060,516)	1,040,740	$25,601,612

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 21

BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

22 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Small-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 23

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2017, underperformed its Lipper benchmark index for the one-year period ended September 30, 2017, and outperformed its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

24 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert Small-Cap Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Small-Cap Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 25

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

26 www.calvert.com CALVERT SMALL-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

This page intentionally left blank.

This page intentionally left blank.

CALVERT SMALL-CAP FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24198 3.31.2018

Calvert Green Bond Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
21	Board of Directors’ Contract Approval
24	Officers and Directors
25	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	-0.98%	0.81%	—%	2.06%
Class A with 3.75% Maximum Sales Charge	—	—	-4.71	-2.97	—	1.18
Class I at NAV	10/31/2013	10/31/2013	-0.79	1.20	—	2.45

ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	0.64%	1.11%	0.34%	0.37%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	—	—	0.59	1.05	0.30	0.33

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.04%	0.68%
Net					0.85	0.50

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

Corporate Bonds	57.6%
Sovereign Government Bonds	14.5%
Asset-Backed Securities	11.2%
Taxable Municipal Obligations	7.1%
U.S. Government Agency Mortgage-Backed Securities	6.0%
Time Deposit	2.3%
U.S. Government Agencies and Instrumentalities	0.8%
Commercial Mortgage-Backed Securities	0.4%
High Social Impact Investments	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury Bills with a maturity between one and three months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective February 1, 2018, the Fund’s primary benchmark has been changed to the ICE BofAML 3-Month U.S. Treasury Bill Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$990.20	$4.22**	0.85%
Class I	$1,000.00	$992.10	$2.48**	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.69	$4.28**	0.85%
Class I	$1,000.00	$1,022.44	$2.52**	0.50%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 57.2%
Communications - 0.9%
Alphabet, Inc., 1.998%, 8/15/26	1,200,000	1,090,928

Consumer, Cyclical - 1.9%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,178,897
Starbucks Corp., 2.45%, 6/15/26	1,150,000	1,073,226
		2,252,123

Consumer, Non-cyclical - 5.2%
Ecolab, Inc.:
2.375%, 8/10/22	1,400,000	1,356,367
3.25%, 12/1/27 (a)	372,000	359,150
3.95%, 12/1/47 (a)	400,000	389,834
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,605,556
Massachusetts Institute of Technology, 3.959%, 7/1/38	2,435,000	2,590,980
		6,301,887

Energy - 0.8%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	1,000,000	1,027,500

Financial - 18.6%
Bank of America Corp.:
1.95%, 5/12/18	3,000,000	2,998,642
2.151%, 11/9/20	2,350,000	2,304,178
DBS Group Holdings Ltd., 2.365%, (3 mo. USD LIBOR + 0.62%), 7/25/22 (a)(b)	3,275,000	3,292,816
Digital Realty Trust LP, 3.95%, 7/1/22	2,595,000	2,644,830
ING Bank NV, 2.00%, 11/26/18 (a)	2,600,000	2,589,765
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	715,000	682,455
Morgan Stanley, 2.20%, 12/7/18	3,650,000	3,642,487
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,488,383
Toronto-Dominion Bank (The), 1.85%, 9/11/20	3,250,000	3,163,597
		22,807,153

Government - 10.6%
African Development Bank, 1.375%, 12/17/18	2,200,000	2,187,085
Asian Development Bank:
1.00%, 8/16/19	1,800,000	1,768,263
1.875%, 8/10/22	1,000,000	965,944
2.125%, 3/19/25	750,000	716,266
2.375%, 8/10/27	750,000	717,016
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,275,000	1,251,396

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
European Investment Bank:
2.375%, 5/24/27	2,000,000	1,910,853
2.50%, 10/15/24	200,000	196,009
International Bank for Reconstruction & Development, 1.005%, 10/1/18	625,000	621,867
International Finance Corp.:
2.00%, 10/24/22	1,000,000	969,063
2.125%, 4/7/26	1,000,000	944,583
Nordic Investment Bank, 2.25%, 9/30/21	750,000	739,902
		12,988,247

Industrial - 4.5%
CNH Industrial Capital LLC, 3.375%, 7/15/19	1,100,000	1,100,000
Pentair Finance S.a.r.l., 2.90%, 9/15/18	3,000,000	3,000,970
Xylem, Inc., 4.375%, 11/1/46	1,390,000	1,415,895
		5,516,865

Technology - 6.5%
Apple, Inc.:
2.85%, 2/23/23	2,500,000	2,479,604
3.00%, 6/20/27	1,746,000	1,683,990
DXC Technology Co.:
2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (b)	2,000,000	2,002,484
4.75%, 4/15/27	800,000	830,898
Microsoft Corp.:
3.75%, 2/12/45	275,000	273,238
4.45%, 11/3/45	575,000	636,967
		7,907,181

Utilities - 8.2%
American Water Capital Corp.:
2.95%, 9/1/27	480,000	455,985
3.40%, 3/1/25	850,000	851,851
4.00%, 12/1/46	500,000	502,898
Avangrid, Inc., 3.15%, 12/1/24	4,583,000	4,453,798
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (a)	1,175,000	1,142,687
4.50%, 9/15/27 (a)	800,000	757,000
NRG Yield Operating LLC, 5.375%, 8/15/24	750,000	756,562
Terraform Global Operating LLC, 6.125%, 3/1/26 (a)	1,150,000	1,161,500
		10,082,281

Total Corporate Bonds (Cost $70,954,025)		69,974,165

6 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 14.4%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (a)	1,500,000	1,479,627
Export Development Canada:
1.25%, 12/10/18	1,230,000	1,223,063
1.625%, 6/1/20	2,025,000	1,987,138
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	969,603
Kommunalbanken AS, 1.375%, 10/26/20 (a)	1,000,000	970,401
Kommuninvest i Sverige AB:
1.50%, 4/23/19 (a)	1,000,000	992,382
1.875%, 6/1/21 (a)	1,600,000	1,561,483
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	200,000	198,149
1.875%, 11/30/20	1,500,000	1,474,615
2.00%, 9/29/22	2,000,000	1,938,379
Municipality Finance plc, 1.375%, 9/21/21 (a)	2,000,000	1,910,458
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,509,375
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	954,669
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	492,395

Total Sovereign Government Bonds (Cost $18,015,797)		17,661,737

ASSET-BACKED SECURITIES - 11.1%
Automobile - 7.4%
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (a)	3,104,375	3,098,668
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	3,960,071	3,935,674
Series 2016-B, Class A4, 1.52%, 8/16/21	2,000,000	1,970,160
		9,004,502

Clean Energy - 3.7%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	147,290	146,007
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	230,475	232,813
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	1,783,690	1,678,413
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	177,457	165,693
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,050,483	1,063,255
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	908,084	810,140
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (a)	470,000	468,537
		4,564,858

Total Asset-Backed Securities (Cost $13,770,723)		13,569,360

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - 7.1%
General Obligations - 1.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	2,275,000	2,148,282

Transportation - 0.4%
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, 5.876%, 4/1/32 (c)	430,000	516,516

Water and Sewer - 4.9%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,225,000	1,385,904
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40 (c)	150,000	171,501
Metropolitan Water District of Southern California, 6.947%, 7/1/40 (c)	250,000	273,583
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.44%, 6/15/43 (c)	770,000	969,499
5.882%, 6/15/44 (c)	605,000	807,354
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	630,000	629,332
New York Environmental Facilities Corp., Green Bonds:
1.48%, 7/15/18	750,000	748,703
2.25%, 7/15/20	1,040,000	1,035,923
		6,021,799

Total Taxable Municipal Obligations (Cost $8,778,575)		8,686,597

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.0%
Federal National Mortgage Association:
2.561%, 7/25/24(d)	1,000,000	975,179
2.65%, 6/1/26	1,942,311	1,886,513
2.68%, 7/1/26	2,000,000	1,935,169
2.785%, 2/25/27(d)	969,792	952,273
2.939%, 9/25/27(d)	1,475,000	1,442,430
3.11%, 7/1/23	138,952	140,087

Total U.S. Government Agency Mortgage-Backed Securities (Cost $7,613,617)		7,331,651

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.8%
Overseas Private Investment Corp.:
3.16%, 6/1/33	184,777	183,154
3.22%, 9/15/29	784,725	770,437

Total U.S. Government Agencies and Instrumentalities (Cost $969,501)		953,591

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(d)	450,000	443,000

Total Commercial Mortgage-Backed Securities (Cost $455,501)		443,000

8 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (e)(f)	150,000	142,435

Total High Social Impact Investments (Cost $150,000)		142,435

TIME DEPOSIT - 2.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	2,760,990	2,760,990

Total Time Deposit (Cost $2,760,990)		2,760,990

TOTAL INVESTMENTS (Cost $123,468,729) - 99.3%		121,523,526
Other assets and liabilities, net - 0.7%		831,673
NET ASSETS - 100.0%		122,355,199

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $29,384,070, which represents 24.0% of the net assets of the Fund as of March 31, 2018.

(b) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(c) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(d) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(e) Restricted security. Total market value of restricted securities amounts to $142,435, which represents 0.1% of the net assets of the Fund as of March 31, 2018.
(f) Affiliated company (see Note 8).

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	150,000
See notes to financial statements.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT GREEN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $123,318,729)	$121,381,091
Investments in securities of affiliated issuers, at value (identified cost $150,000)	142,435
Cash	8,438
Receivable for capital shares sold	893,639
Interest receivable	707,195
Interest receivable - affiliated	669
Receivable from affiliate	20,620
Directors' deferred compensation plan	42,433
Other assets	1,122
Total assets	123,197,642

LIABILITIES
Payable for investments purchased	733,818
Payable for capital shares redeemed	2,948
Payable to affiliates:
Investment advisory fee	30,538
Administrative fee	12,215
Distribution and service fees	8,334
Sub-transfer agency fee	5,159
Directors' deferred compensation plan	42,433
Accrued expenses	6,998
Total liabilities	842,443
NET ASSETS	$122,355,199

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$124,144,519
Accumulated undistributed net investment income	35,631
Accumulated undistributed net realized gain	120,252
Net unrealized depreciation	(1,945,203)
Total	$122,355,199

NET ASSET VALUE PER SHARE
Class A (based on net assets of $39,407,046 and 2,637,298 shares outstanding)	$14.94
Class I (based on net assets of $82,948,153 and 5,548,494 shares outstanding)	$14.95

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.52
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$1,371,074
Interest income - affiliated issuers	1,106
Securities lending income, net	27
Total investment income	1,372,207

EXPENSES
Investment advisory fee	161,406
Administrative fee	64,435
Distribution and service fees:
Class A	49,958
Directors' fees and expenses	1,257
Custodian fees	9,079
Transfer agency fees and expenses	50,603
Accounting fees	14,498
Professional fees	15,255
Registration fees	38,390
Reports to shareholders	9,393
Miscellaneous	10,907
Total expenses	425,181
Waiver and/or reimbursement of expenses by affiliate	(75,096)
Reimbursement of expenses-other	(1,122)
Net expenses	348,963
Net investment income	1,023,244

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	24,575
Futures contracts	145,628
170,203

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(2,084,447)
Investment securities - affiliated issuers	(527)
Futures contracts	(48,469)
(2,133,443)

Net realized and unrealized loss	(1,963,240)

Net decrease in net assets resulting from operations	($939,996)
See notes to financial statements.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT GREEN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,023,244	$1,470,236
Net realized gain	170,203	1,031,700
Net change in unrealized appreciation (depreciation)	(2,133,443)	(1,605,393)
Net increase (decrease) in net assets resulting from operations	(939,996)	896,543

Distributions to shareholders from:
Net investment income:
Class A shares	(330,012)	(541,024)
Class I shares	(545,264)	(442,121)
Class Y shares	(113,469)	(484,967)
Net realized gain:
Class A shares	(286,893)	(311,374)
Class I shares	(452,507)	(235,866)
Class Y shares	—	(187,273)
Total distributions to shareholders	(1,728,145)	(2,202,625)

Capital share transactions:
Class A shares	2,422,887	9,598,590
Class I shares	60,889,626	215,879
Class Y shares (a)	(35,779,108)	19,162,573
Net increase in net assets from capital share transactions	27,533,405	28,977,042

TOTAL INCREASE IN NET ASSETS	24,865,264	27,670,960

NET ASSETS
Beginning of period	97,489,935	69,818,975
End of period (including accumulated undistributed net investment income of $35,631 and $1,132, respectively)	$122,355,199	$97,489,935

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

12 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS A SHARES			2017	2016	2015	2014(a)
Net asset value, beginning	$15.32		$15.64	$15.14	$15.20	$15.00
Income from investment operations:
Net investment income (b)	0.13		0.26	0.25	0.23	0.17
Net realized and unrealized gain (loss)	(0.28)		(0.16)	0.53	0.06	0.17
Total from investment operations	(0.15)		0.10	0.78	0.29	0.34
Distributions from:
Net investment income	(0.12)		(0.26)	(0.25)	(0.22)	(0.14)
Net realized gain	(0.11)		(0.16)	(0.03)	(0.13)	—
Total distributions	(0.23)		(0.42)	(0.28)	(0.35)	(0.14)
Total increase (decrease) in net asset value	(0.38)		(0.32)	0.50	(0.06)	0.20
Net asset value, ending	$14.94		$15.32	$15.64	$15.14	$15.20
Total return (c)	(0.98%)	(d)	0.71%	5.21%	1.95%	2.29%
Ratios to average net assets: (e)
Total expenses	0.95%	(f)	1.04%	1.12%	1.24%	1.99%	(f)
Net expenses	0.85%	(f)	0.88%	0.88%	0.88%	0.88%	(f)
Net investment income	1.69%	(f)	1.71%	1.64%	1.49%	1.21%	(f)
Portfolio turnover	6%	(d)	43%	243%	444%	545%
Net assets, ending (in thousands)	$39,407		$38,011	$28,987	$23,108	$10,622

(a) From October 31, 2013 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT GREEN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS I SHARES			2017	2016	2015	2014(a)
Net asset value, beginning	$15.32		$15.63	$15.13	$15.18	$15.00
Income from investment operations:
Net investment income (b)	0.16		0.32	0.31	0.29	0.21
Net realized and unrealized gain (loss)	(0.28)		(0.15)	0.53	0.06	0.18
Total from investment operations	(0.12)		0.17	0.84	0.35	0.39
Distributions from:
Net investment income	(0.14)		(0.32)	(0.31)	(0.27)	(0.21)
Net realized gain	(0.11)		(0.16)	(0.03)	(0.13)	—
Total distributions	(0.25)		(0.48)	(0.34)	(0.40)	(0.21)
Total increase (decrease) in net asset value	(0.37)		(0.31)	0.50	(0.05)	0.18
Net asset value, ending	$14.95		$15.32	$15.63	$15.13	$15.18
Total return (c)	(0.79%)	(d)	1.15%	5.60%	2.36%	2.58%
Ratios to average net assets: (e)
Total expenses	0.69%	(f)	0.68%	0.67%	0.76%	1.17%	(f)
Net expenses	0.50%	(f)	0.50%	0.50%	0.50%	0.50%	(f)
Net investment income	2.07%	(f)	2.09%	2.01%	1.89%	1.51%	(f)
Portfolio turnover	6%	(d)	43%	243%	444%	545%
Net assets, ending (in thousands)	$82,948		$23,641	$23,908	$28,540	$12,994

(a) From October 31, 2013 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investments in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions or that support environmental projects, among others.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 15

Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$69,974,165	$—	$69,974,165
Sovereign Government Bonds	—	17,661,737	—	17,661,737
Asset-Backed Securities	—	13,569,360	—	13,569,360
Taxable Municipal Obligations	—	8,686,597	—	8,686,597
U.S. Government Agency Mortgage-Backed Securities	—	7,331,651	—	7,331,651
U.S. Government Agencies and Instrumentalities	—	953,591	—	953,591
Commercial Mortgage-Backed Securities	—	443,000	—	443,000
High Social Impact Investments	—	142,435	—	142,435
Time Deposit	—	2,760,990	—	2,760,990
Total Investments	$—	$121,523,526	$—	$121,523,526
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of

16 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $161,406.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 17

CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.85% and 0.50% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 0.63% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $72,302.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $64,435, of which $2,794 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $49,958 for Class A shares.
The Fund was informed that EVD received $9,595 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $9,618 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,122, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including paydowns, were $26,869,177 and $5,887,252, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $1,487,803 and $36,214, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$123,469,591
Gross unrealized appreciation	$206,105
Gross unrealized depreciation	(2,152,170)
Net unrealized appreciation (depreciation)	($1,946,065)

18 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 5 — FINANCIAL INSTRUMENTS
During the six months ended March 31, 2018, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. At March 31, 2018, there were no obligations outstanding under these financial instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$145,628	($48,469)
The average notional cost of futures contracts (short) outstanding during the six months ended March 31, 2018 was approximately $2,535,000.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended March 31, 2018.
NOTE 8 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC's Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC's Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund intends to request a new exemptive order from the SEC to permit additional investment in CIC notes.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 19

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$150,000	$—	$—	$150,000	$142,435	$1,106	$—	$—	($527)
TOTALS				$142,435	$1,106	$1,106	$—	$—	($527)
NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	604,543	$9,153,476	1,205,915	$18,405,961
Reinvestment of distributions	38,158	577,090	52,380	796,669
Shares redeemed	(486,619)	(7,307,679)	(630,894)	(9,604,040)
Net increase	156,082	$2,422,887	627,401	$9,598,590

Class I
Shares sold	1,688,529	$25,397,152	923,568	$14,035,718
Reinvestment of distributions	60,820	918,398	30,274	460,788
Shares redeemed	(262,683)	(3,961,306)	(940,001)	(14,280,627)
Conversion from Class Y	2,518,669	38,535,382	—	—
Net increase	4,005,335	$60,889,626	13,841	$215,879

Class Y (1)
Shares sold	252,580	$3,876,594	1,757,478	$26,819,232
Reinvestment of distributions	7,157	109,537	39,103	596,950
Shares redeemed	(80,165)	(1,229,857)	(542,219)	(8,253,609)
Conversion to Class I	(2,513,986)	(38,535,382)	—	—
Net increase (decrease)	(2,334,414)	($35,779,108)	1,254,362	$19,162,573

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

20 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 21

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Green Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

22 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one- and three-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 23

OFFICERS AND DIRECTORS

Officers of Calvert Green Bond Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Green Bond Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

24 www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT GREEN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 25

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CALVERT GREEN BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24202 3.31.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR/A.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 30, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 30, 2018